LOANS, Activity of Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Activity of Loans [Abstract]
Beginning balance		$ 3,917,000	[1]	$ 3,335,192
Accrued interest		381,390		362,127
Effect of foreign exchange rate change		500,729		710,651
VAT unpaid installments		4,883		0
Financial leasing		0		750,389
Payment of principal	[2]	(78,384)		(916,490)
Interest paid	[3]	(226,588)		(324,869)
Ending balance	[1]	4,499,030		$ 3,917,000
Amount cancelled through offsetting of principal payments maintained with creditor		37,951
Amount cancelled through offsetting of interest paid maintained with creditor		$ 44,457

[1]	Issuance expenses net.
[2]	As of December 31, 2017, Ps. 37,951 were cancelled through the offsetting of debit balances maintained with the creditor (Pampa Energia).
[3]	As of December 31, 2017, Ps. 44,457 were cancelled through the offsetting of debit balances maintained with the creditor (Pampa Energia).